Current and Deferred Portion of Income Tax (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Current income tax (expenses) benefits	$ 1,359,513	$ (2,178,034)	$ (334,277)
Deferred income tax (expenses) benefits	(3,182,139)	(932,962)	1,873,217
Income tax (expenses) benefits	$ (1,822,626)	$ (3,110,996)	$ 1,538,940